FILE NOS. 333-160595 AND 811-22311
AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON July 2, 2010

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☑
Post-Effective Amendment No. 2
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☑
Amendment No. 4

SCHWAB STRATEGIC TRUST
(Exact Name of Registrant as Specified in Charter)
211 Main Street, San Francisco, California 94105
(Address of Principal Executive Offices) (Zip code)
(800) 648-5300
(Registrant’s Telephone Number, including Area Code)
Randall W. Merk
211 Main Street, San Francisco, California 94105
(Name and Address of Agent for Service)
Copies of communications to:

Koji Felton, Esq	W. John McGuire, Esq.
Charles Schwab Investment Management, Inc.	Morgan, Lewis & Bockius LLP
211 Main Street	1111 Pennsylvania Avenue, N.W.
SF211MN-05-489	Washington, D.C. 20004
San Francisco, CA 94105
It is proposed that this filing will become effective (check appropriate box)
☐	Immediately upon filing pursuant to paragraph (b)

☑	On July 26, 2010, pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	On (date), pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	On (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:
☑	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Post-Effective Amendment No. 2 to the Registration Statement of Schwab Strategic Trust (the “Registrant”) is being filed for the purpose of delaying the effectiveness of Post-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission via EDGAR on April 21, 2010 (Accession Number: 0000950123-10-036635) (referred to herein as “PEA No. 1”).
The Registrant’s Prospectus for the Schwab Fixed-Income ETFs is hereby incorporated by reference to Part A of PEA No. 1.
The Registrant’s Statement of Additional Information for the Schwab Fixed-Income ETFs is hereby incorporated by reference to Part B of PEA No. 1.

PART C: OTHER INFORMATION
ITEM 28. EXHIBITS.
(a)	(1)	Certificate of Trust, dated January 27, 2009, of Schwab Strategic Trust (the “Registrant” or the “Trust”) is incorporated by reference to Exhibit (a)(1) of the Registrant’s Registration Statement, filed July 15, 2009.

	(2)	Registrant’s Amended and Restated Agreement and Declaration of Trust, dated October 12, 2009, is incorporated by reference to Exhibit (a)(3) of Pre-Effective Amendment No. 2 of the Registrant’s Registration Statement, filed October 27, 2009 (hereinafter referred to as “Pre-Effective Amendment No. 2”).

(b)		Registrant’s By-Laws, dated January 26, 2009, is incorporated by reference to Exhibit (b) of the Registrant’s Registration Statement, filed July 15, 2009.

(c)		Reference in made to Article 5 of the Registrant’s Agreement and Declaration of Trust.

(d)		Advisory Agreement between the Registrant and Charles Schwab Investment Management, Inc. is incorporated by reference to Exhibit (d) of Post-Effective Amendment No. 1 of the Registrant’s Registration Statement, filed April 21, 2010 (hereinafter referred to as “PEA No. 1”).

(e)		Distribution Agreement between the Registrant and SEI Investments Distribution Co. is incorporated by reference to Exhibit (e) of PEA No. 1.

(f)		Not applicable.

(g)	(1)	Custodian Agreement between the Registrant and State Street Bank and Trust Company is incorporated by reference to Exhibit (g)(1) of Pre-Effective Amendment No. 1 of Registrant’s Registration Statement, filed October 7, 2009 (hereinafter referred to as “Pre-Effective Amendment No. 1”).

	(2)	Amendment to the Custodian Agreement between the Registrant and State Street Bank and Trust Company is incorporated by reference to Exhibit (g)(2) of PEA No. 1.

(h)	(1)	Administration Agreement between the Registrant and Charles Schwab Investment Management, Inc. is incorporated by reference to Exhibit (h)(1) of Pre-Effective Amendment No. 1.

	(2)	Transfer Agency Agreement between the Registrant and State Street Bank and Trust Company is incorporated by reference to Exhibit (h)(2) of Pre-Effective Amendment No. 1.

	(3)	Authorized Participant Agreement is incorporated by reference to Exhibit (h)(3) of Pre-Effective Amendment No. 1.

	(4)	Master Fund Accounting and Services Agreement between the Registrant and State Street Bank and Trust Company is incorporated by reference to Exhibit (h)(4) of Pre-Effective Amendment No. 1.

	(5)	Amendment to the Master Fund Accounting and Services Agreement between the Registrant and State Street Bank and Trust Company is incorporated by reference to Exhibit (h)(5) of PEA No. 1.

	(6)	Sub-Administration Agreement between the Charles Schwab Investment Management, Inc. and State Street Bank and Trust Company is incorporated by reference to Exhibit (h)(6) of Pre-Effective Amendment No. 1.

	(7)	Amendment of the Sub-Administration Agreement between the Charles Schwab Investment Management Company, Inc. and State Street Bank and Trust Company is incorporated by reference to Exhibit (h)(7) of PEA No. 1.

(i)		Opinion and Consent of Counsel, Morgan, Lewis & Bockius LLP to be filed by amendment.

(j)	(1)	Consent of Independent Registered Public Accounting Firm to be filed by amendment.

	(2)	Power of Attorney of Walter W. Bettinger is incorporated by reference to Exhibit (j)(2) of Pre-Effective Amendment No. 2.

	(3)	Power of Attorney of Robert W. Burns is incorporated by reference to Exhibit (j)(3) of Pre-Effective Amendment No. 2.

	(4)	Power of Attorney of Charles A. Ruffel is incorporated by reference to Exhibit (j)(4) of Pre-Effective Amendment No. 2.

	(5)	Power of Attorney of Mark A. Goldfarb is incorporated by reference to Exhibit (j)(5) of Pre-Effective Amendment No. 2.

	(6)	Power of Attorney of Randall W. Merk is incorporated by reference to Exhibit (j)(6) of PEA No. 1.

	(7)	Power of Attorney of George Pereira is incorporated by reference to Exhibit (j)(7) of PEA No. 1.

(k)		Not applicable.

(l)		None.

(m)		Not applicable.

(n)		Not applicable.

(o)		Not applicable.

(p)	(1)	Joint Code of Ethics for the Registrant and Charles Schwab Investment Management, Inc. is incorporated by reference to Exhibit (p)(1) of PEA No. 1.

(p)	(2)	Code of Ethics of SEI Investments Distribution Co. is incorporated by reference to Exhibit (p)(2) of Pre-Effective Amendment No. 1.

ITEM 29. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE REGISTRANT.
     Not Applicable.
ITEM 30. INDEMNIFICATION.
     Reference is made to Article VII of Registrant’s Declaration of Trust (Exhibit (a) filed October 27, 2009) and Article 11 of Registrant’s By-Laws (Exhibit (b) filed July 15, 2009).
     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
ITEM 31. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.
     The Registrant’s investment adviser, Charles Schwab Investment Management, Inc. (“CSIM”), a Delaware corporation, organized in October 1989, also serves as the investment manager to the Laudus Institutional Trust, Laudus Trust, Schwab Capital Trust, The Charles Schwab Family of Funds, Schwab Investments, and Schwab Annuity Portfolios, each an open-end, management investment company. The principal place of business of the investment adviser is 211 Main Street, San Francisco, CA 94105. The only business in which the investment adviser engages is that of investment adviser and administrator to the Schwab Capital Trust, The Charles Schwab Family of Funds, Schwab Investments, Schwab Annuity Portfolios and any other investment companies that Schwab may sponsor in the future, investment adviser to the Registrant, Laudus Trust and Laudus Institutional Trust and an investment adviser to certain non-investment company clients.

     The business, profession, vocation or employment of a substantial nature in which each director and/or senior or executive officer of CSIM is or has been engaged during the past two fiscal years is listed below. The name of any company for which any director and/or senior or executive officer of the investment adviser serves as director, officer, employee, partner or trustee is also listed below.

Name and Position
with Adviser	Name of Other Company	Capacity
Charles R. Schwab, Chairman and Director	Charles Schwab & Co., Inc.	Chairman and Director
	The Charles Schwab Bank, N.A.	Chairman, Director
	The Charles Schwab Corporation	Chairman
	Schwab Holdings, Inc.	Chief Executive Officer
	Schwab International Holdings, Inc.	Chairman and Chief Executive Officer
	Schwab (SIS) Holdings, Inc. I	Chairman and Chief Executive Officer
	Charles Schwab Holdings (UK)	Chairman
	United States Trust Company of New York	Chairman, Director
	U.S. Trust Corporation	Chairman, Director
	All Kinds of Minds	Director
	Charles and Helen Schwab Foundation	Director
	Stanford University	Trustee

Randall W. Merk Director, President and Chief Executive Officer	Charles Schwab & Co., Inc.	Executive Vice President and President, Investment Management Services
	Schwab Funds	President, Chief Executive Officer
	Laudus Funds	Trustee
	Charles Schwab Worldwide Funds, PLC	Director
	Charles Schwab Asset Management (Ireland) Limited	Director
	Excelsior Funds	Trustee

Koji E. Felton, Senior Vice President, Chief Counsel and Corporate Secretary	Charles Schwab & Co., Inc.	Senior Vice President, Deputy General Counsel
	Schwab Funds	Chief Legal Officer and Secretary
	Excelsior Funds	Chief Legal Officer and Secretary

George Pereira, Senior Vice President and Chief Financial Officer	Laudus Funds	Chief Financial Officer
	Excelsior Funds	Chief Financial Officer and Chief Accounting Officer
	Mutual Fund Division, UST Advisers, Inc.	Chief Financial Officer
	Charles Schwab Worldwide Funds, PLC	Director
	Charles Schwab Asset Management (Ireland) Limited	Director
ITEM 32. PRINCIPAL UNDERWRITERS:
(a) SEI Investments Distribution Co. (the “Distributor”) is the principal underwriter of the Trust.
(b) Information with respect to each director, officer or partner of each principal underwriter is as follows. Unless otherwise noted, the business address of each director or officer is 1 Freedom Valley Drive, Oaks, PA 19456.

	Position and Office	Positions and Offices
Name	with Underwriter	with Registrant
William M. Doran	Director	None
Edward D. Loughlin	Director	None
Wayne M. Withrow	Director	None
Kevin Barr	President & Chief Executive Officer	None
Maxine Chou	Chief Financial Officer,Chief Operations Officer, & Treasurer	None
Karen LaTourette	Chief Compliance Officer, Anti-Money Laundering Officer &Assistant Secretary	None
John C. Munch	General Counsel & Secretary	None
Mark J. Held	Senior Vice President	None
Lori L. White	Vice President & Assistant Secretary	None

	Position and Office	Positions and Offices
Name	with Underwriter	with Registrant
John Coary	Vice President & Assistant Secretary	None
John Cronin	Vice President	None
Robert Silvestri	Vice President	None
(c) None.
ITEM 33. LOCATION OF ACCOUNTS AND RECORDS.
     All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act, as amended, and the Rules thereunder will be maintained at the offices of:
1)	Schwab Strategic Trust, 211 Main Street, San Francisco, CA 94105

2)	Charles Schwab Investment Management, Inc., 211 Main Street, San Francisco, CA 94105

3)	Principal Underwriter — SEI Investments Distribution Co., 1 Freedom Valley Drive, Oaks, PA 19456

4)	Custodian — State Street Bank and Trust Company, One Lincoln Street, Boston, MA 02111

5)	Transfer Agent — State Street Bank and Trust Company, One Lincoln Street, Boston, MA 02111
ITEM 34. MANAGEMENT SERVICES.
None.
ITEM 35. UNDERTAKINGS.
     Not applicable.

SIGNATURES
     Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, Registrant certifies that it meets all of the requirements for the effectiveness of this Post Effective Amendment No. 2 to Registrant’s Registration Statement on Form N-1A pursuant to Rule 485(b) under the 1933 Act and has duly caused this Post Effective Amendment No. 2 to be signed on its behalf by the undersigned, thereto duly authorized, in the District of Columbia, on the 2nd day of July, 2010.

SCHWAB STRATEGIC TRUST Registrant
Randall W. Merk*
Randall W. Merk, President and Chief Executive Officer

     Pursuant to the requirements of the 1933 Act, this Post-Effective Amendment No. 2 to Registrant’s Registration Statement on Form N-1A has been signed below by the following persons in the capacities indicated this 2nd day of July, 2010.

Signature	Title

Walter W. Bettinger, II* Walter W. Bettinger, II	Chairman and Trustee

Robert W. Burns* Robert W. Burns	Trustee

Mark A. Goldfarb* Mark A. Goldfarb	Trustee

Charles A. Ruffel* Charles A. Ruffel	Trustee

Randall W. Merk* Randall W. Merk	President and Chief Executive Officer

George Pereira* George Pereira	Treasurer and Principal Financial Officer

*By:	/s/ W. John McGuire W. John McGuire, Attorney-in-Fact
Pursuant to Power of Attorney